Affiliated companies and other equity-method investees	12 Months Ended
Mar. 31, 2022
Affiliated Companies and Other Equity-method Investees [Abstract]
Affiliated companies and other equity-method investees
19. Affiliated companies and other equity-method investees:
Nomura’s significant affiliated companies and other equity-method investees include Nomura Research Institute, Ltd. (“NRI”) and Nomura Real Estate Holdings, Inc. (“NREH”).
NRI
NRI develops and manages computer systems and provides research services and management consulting services. One of the major clients of NRI is Nomura.
Nomura has tendered to the self-tender offer made by NRI. Upon the settlement on August 21, 2019, Nomura has sold 101,889,300 ordinary shares it held at ¥159,966 million to NRI. NRI remains an equity method affiliate of NHI. As a result of the transaction, a gain of ¥73,293 million was recognized in earnings within
Revenue
—
Other
during the year end
ed
March 31, 2020.
Nomura has sold 14,105,000 ordinary shares it held at ¥50,002 million to NRI in response to its own share repurchase through off-floor
trading
(ToSTNeT-3)
on June 22, 2021. As a result of the transaction, a gain of ¥36,249 million was recognized in earnings within
Revenue—Other
during the year ended March 31, 2022.
Further, Nomura has sold 15,000,000 ordinary shares it held at ¥57,870 million to third parties, through block trades on March 23, 2022. As a result of the transaction, a gain of
¥42,798 million was recognized in earnings within
Revenue—Other
during the year ended March 31, 2022. NRI remains an equity method affiliate of NHI.

As of March 31, 2021, Nomura’s ownership of NRI was 28.6% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥60,572 million.
As of March 31, 2022, Nomura’s ownership of NRI was 24.5% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥57,633 million.
NREH
NREH is the holding company of the Nomura Real Estate Group which is primarily involved in the residential property development, leasing, investment management as well as other real estate-related activities.
Nomura recognized an impairment loss of ¥47,661
million against its investment in NREH during the year ended March 31, 2021. Based on the period and extent to which the NREH share price, and therefore fair value of the investment in NREH was below carrying value, Nomura determined the impairment was other-than-temporary and therefore an impairment loss was recognized. The loss was classified within
Non-interest expenses—Other
in the consolidated statements of income.
As of March 31, 2021, Nomura’s ownership of NREH was 36.1% and the difference between the carrying amount of the equity method investment and the underlying equity in net assets was ¥37,140 million as a result of an excess of the underlying equity in net assets over fair value of the investment.
As of March 31, 2022, Nomura’s ownership of NREH was 36.6% and the difference between the carrying amount of the equity method investment and the underlying equity in net assets was ¥36,910 million as a result of an excess of the underlying equity in net assets over fair value of the investment.
Summary financial information—
The following tables present summarized financial information for significant affiliated companies of Nomura (including those elected for the fair value option) as of March 31, 2021 and 2022, and for the years ended March 31, 2020, 2021 and 2022.

	Millions of yen
	March 31
	2021	2022
Total assets	¥2,769,294	¥3,009,394
Total liabilities	1,788,704	1,984,043

	Millions of yen
	Year ended March 31
	2020	2021	2022
Net revenues	¥1,017,860	¥909,616	¥1,041,000
Non-interest expenses	791,403	737,200	786,391
Net income attributable to the companies	155,567	124,163	179,706

The following tables present a summary of balances and transactions with affiliated companies and other equity-method investees as of March 31, 2021 and 2022, and during the years ended March 31, 2020, 2021 and 2022.

	Millions of yen
	March 31
	2021	2022
Investments in affiliated companies	¥363,393	¥363,281
Advances to affiliated companies	1,000	1,000
Other receivables from affiliated companies (1)	21,817	24,754
Other payables to affiliated companies (1)	26,344	30,617

(1)	ROU assets and operating lease liabilities are included by ¥20,793 million and ¥23,899 million as of March 31, 2021 and 2022 respectively.

	Millions of yen
	Year ended March 31
	2020	2021	2022
Revenues	¥3,833	¥2,240	¥2,660
Non-interest expenses	46,335	50,753	50,004
Purchase of software, securities and tangible assets	17,716	14,407	12,760
The following table presents the aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees for which a quoted market price is available as of March 31, 2021 and 2022.

	Millions of yen
	March 31
	2021	2022
Carrying amount	¥340,909	¥341,935
Fair value	768,389	772,243
The following table presents equity in earnings of equity-method investees, including those above and dividends from equity-method investees for the years ended March 31, 2020, 2021 and 2022.

	Millions of yen
	Year ended March 31
	2020	2021	2022
Equity in earnings of equity-method investees (1)	¥32,109	¥26,812	¥32,083
Dividends from equity-method investees	11,767	11,096	11,848

(1)	Equity in earnings of equity-method investees is reported within Revenue-Other in the consolidated statements of income.